Acquisitions and Dispositions (Schedule of Property Plant and Equipment) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Utility:
Generation	$ 19,250	$ 17,602
Transmission	16,669,000,000	15,335,000,000
Distribution	18,549,000,000	17,408,000,000
Storage	2,905,000,000	2,887,000,000
Nuclear fuel	1,626,000,000	1,599,000,000
General and other	1,476,000,000	1,514,000,000
Plant under construction	2,385,000,000	7,765,000,000
Total utility	64,930,000,000	66,049,000,000
Total property, plant and equipment	$ 76,578,000,000	$ 74,823,000,000
Generation
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.71%	2.94%	2.83%
Transmission
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.54%	2.55%	2.47%
Distribution
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.97%	3.00%	3.02%
Storage
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.40%	2.48%	2.29%
General and Other
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	4.56%	4.89%	4.12%
SCANA
Utility:
Generation	$ 5,720,000,000
Transmission	2,416,000,000
Distribution	6,044,000,000
Storage	99,000,000
Nuclear fuel	611,000,000
General and other	631,000,000
Plant under construction	527,000,000
Total utility	16,048,000,000
Nonutility, including plant under construction	283,000,000
Total property, plant and equipment	$ 16,331,000,000
SCANA | Generation
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.61%
SCANA | Transmission
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.47%
SCANA | Distribution
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.48%
SCANA | Storage
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.48%
SCANA | General and Other
Utility:
Average composite depreciation rates on utility property, plant and equipment (percentage)	5.64%